Property and Equipment - Textual (Details) $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 29, 2016 renewal_option	Dec. 31, 2016 USD ($) transaction	Dec. 31, 2016 USD ($) transaction	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Property, Plant and Equipment [Line Items]
Percentage of property and equipment, net pledged to lenders under credit agreement (percent)		74.00%	74.00%
Financing obligation liability		$ 279.3	$ 279.3	$ 288.2
Estimate of total financing obligation liability		933.3	933.3
Rental income from subleases			4.1	$ 5.0	$ 5.1
Total expected future minimum rentals		$ 4.1	$ 4.1
Number of sale/leaseback transactions | transaction		2	2
Future minimum payments under lease back transaction, due 2017		$ 2.7	$ 2.7
Future minimum payments under lease back transaction, due 2018		2.7	2.7
Future minimum payments under lease back transaction, due 2019		2.7	2.7
Future minimum payments under lease back transaction, due 2020		2.7	2.7
Future minimum payments under lease back transaction, due 2021		2.7	2.7
Future minimum payments under lease back transaction, due thereafter		5.7	$ 5.7
Minimum [Member]
Property, Plant and Equipment [Line Items]
Lease term			1 year
Maximum [Member]
Property, Plant and Equipment [Line Items]
Lease term			15 years
Development / Lease Agreement [Member]
Property, Plant and Equipment [Line Items]
Lease term	15 years
Number of lease renewal options available | renewal_option	4
Term of lease renewal options	5 years
Increase in Property and equipment, net		20.3
Financing Obligation [Member] | Development / Lease Agreement [Member]
Property, Plant and Equipment [Line Items]
Estimate of total financing obligation liability		56.0	$ 56.0
Long-term Debt, Net of Current Portions [Member] | Development / Lease Agreement [Member]
Property, Plant and Equipment [Line Items]
Financing obligation liability		$ 20.3	$ 20.3